Leases - Schedule of future minimum lease payments under non-cancellable operating leases (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Leases
Remainder of 2022	$ 1,633
2023	3,121
2024	2,743
2025	2,075
2026	1,439
Thereafter	3,125
Total future minimum lease payments	14,136
Less: imputed interest	(2,881)
Present value of minimum lease payments	$ 11,255